Investment Strategy - State Street Short Duration IG Public & Private Credit ETF	Aug. 27, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests at least 80% of the Fund's net assets (plus the amount of borrowings for investment purposes) in a portfolio of investment grade debt securities, including a combination of (i) public credit related investments and (ii) private credit investments including, but not limited to, those sourced by Apollo Global Securities, LLC (“Apollo”). The Fund will provide shareholders with at least sixty (60) days' notice prior to any change in its 80% investment policy. Investment-grade fixed income securities are instruments that are rated at the time of purchase BBB- or higher by S&P Global Ratings and/or Fitch Ratings Inc., or Baa3 or higher by Moody's or equivalent ratings by another registered nationally recognized statistical rating organization (commonly referred to as an “NRSRO”) or, if unrated by an NRSRO, of comparable quality in the opinion of the Adviser.The Fund intends to invest in private credit, which refers to a wide range of credit instruments, such as instruments that are directly originated, issued in private offerings, issued to private companies, and/or issued to borrowers by non-bank lenders (i.e., non-bank lending instruments), including, but not limited to, asset-backed and corporate finance instruments sourced by Apollo (each such instrument, an “AOS Investment”). The Adviser does not negotiate any terms of any fixed income instruments (i.e., terms of the notes invested in by the Fund), including, but not limited to, AOS Investments, and the terms of any private credit instrument, including, but not limited to, AOS Investments, would be negotiated and determined by an originator, which may be an affiliate of Apollo or a third-party. The Fund can invest across numerous types of instruments, including, but not limited to, consumer finance, residential mortgage loans, commercial real estate, hard assets (through securitized loans), and financial assets. Private credit, including, but not limited to, AOS Investments, generally are not publicly-traded, however, such instruments could be publicly traded and may be investment grade. Private credit, including AOS Investments, will generally range between 10-35% of the Fund's portfolio. Private credit, including AOS Investments, may comprise less than 10% or more than 35% of the Fund's investment portfolio at any given time. The percentage allocation of Fund investments to private credit, including AOS Investments will be determined solely in the discretion of the portfolio managers of the Fund and will vary depending on several factors, including the portfolio managers' viewpoints regarding available AOS Investments or other private credit instruments, market conditions, credit analysis, and other factors the portfolio managers deem to be relevant at any given time. The Fund may also seek to achieve exposure to these instruments through investments in private funds, closed-end investment companies (“CEFs”) structured as “interval funds,” or business development companies (“BDCs”), which may be managed by Apollo or its affiliates; such investments will be limited to 15% of the Fund's net assets.Apollo has contractually agreed to provide intra-day, firm, executable bids on all AOS Investments held by the Fund, and is contractually obligated to repurchase AOS Investments held by the Fund in accordance with the Bid Quotation and Purchase Agreement (defined herein) between Apollo and the Fund. With respect to non-AOS Investments held by the Fund, Apollo may, but is not contractually obligated to, purchase non-AOS Investments from the Fund. The ability to sell AOS Investments to Apollo is not exclusive. The Fund could and may seek to sell AOS Investments to any interested, willing, and eligible counterparty. Apollo does not have a contractual obligation to identify and make available (or offer) any investment for the Fund to buy.Debt securities in which the Fund invests include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; corporate bonds; securitized loans; securitized credit securities, such as agency and non-agency residential mortgage-backed securities, agency and non-agency commercial mortgage-backed securities, agency and non-agency asset-backed securities, collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”); debt securities issued pursuant to Rule 144A or Regulation S under the Securities Act of 1933, or Section 4(a)(2) of the Securities Act of 1933; structured notes; preferred stock; and bank loans (primarily senior loans). Such debt securities may be issued at fixed, variable, floating, adjustable or zero coupon rates. The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA Transactions”. “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed securities. The Fund also may invest in foreign (including emerging markets) debt securities. The Fund may also invest in exchange traded funds (“ETFs”) as a way to gain exposure to certain asset classes and/or securities that are consistent with the principal investment strategy of the Fund. The Fund may invest in certain ETFs that pay fees to the Adviser and its affiliates for management, marketing or other services.The Fund may invest up to 20% of its net assets in high yield securities (commonly known as “junk” bonds). High yield securities, also known as below investment-grade securities, are instruments that are rated BB+ or lower by S&P or Fitch Inc. or Ba1 or lower by Moody's or equivalent ratings by another registered NRSRO, or, if unrated by an NRSRO, of comparable quality in the opinion of the Adviser.The Fund may also use derivative instruments (primarily forward and futures contracts; interest rate, credit default, and total return swaps; and options) to hedge currency exposure and manage yield, interest rate exposure (also known as duration), and exposure to credit quality. The Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds, including money market funds advised by the Adviser.The Adviser actively-manages the Fund using a risk-aware, top-down approach combined with bottom-up security selection to construct a portfolio that seeks to overweight the most attractive sectors and issuers. The Adviser develops long-term structural and intermediate-term cyclical views through analyzing macroeconomic factors, financial conditions, and industry and sector trends. Individual securities are then identified through rigorous fundamental research including financial analysis of cash flows, capital structure, industry and issuer-specific fundamentals, and relative value assessment. As a result of this investment approach, the Fund may experience a high portfolio turnover rate. Under normal market conditions, the Adviser will seek to maintain a duration between one and three years (measured based on the weighted average duration of debt securities in the Fund's portfolio), though this may vary. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.